Short-term deposits (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 RMB [Member] CNY	Dec. 31, 2013 RMB [Member] CNY	Dec. 31, 2014 US$ [Member] USD ($)	Dec. 31, 2014 US$ [Member] CNY	Dec. 31, 2013 US$ [Member] USD ($)	Dec. 31, 2013 US$ [Member] CNY
Short-term deposits
Short-term deposits	$ 679,266	4,214,576	1,432,863	1,921,520	1,432,863	$ 374,685	2,293,056